Revenue	6 Months Ended
Jun. 30, 2025
Disclosure Of Revenue [Abstract]
Revenue
14.	Revenue

A.	Disaggregation of revenue
The Group generates revenue primarily from the sale of oncologic health care plans and health care services to its customers.
This caption comprises the following:

In thousands of soles	Three-month period ended June 30		Six-month period ended June 30
	2025	2024	2025	2024

Revenue from contracts with customers

Healthcare services (i)	724,583	784,082	1,419,059	1,535,260

Sale of medicines	85,280	80,066	164,546	152,721

Total revenue from contracts with customers	809,863	864,148	1,583,605	1,687,981

Insurance revenue	284,075	256,336	552,202	508,532

Total revenue	1,093,938	1,120,484	2,135,807	2,196,513
Insurance revenue includes the following:

In thousands of soles	Three-month period ended June 30		Six-month period ended June 30
	2025	2024	2025	2024

Oncology plans	215,338	197,634	427,851	389,567

General healthcare services plans	68,737	58,702	124,351	118,965

Total insurance revenue	284,075	256,336	552,202	508,532

Timing of revenue recognition

Products transferred at a point in time	85,280	80,066	164,546	152,721

Products and services transferred over time	724,583	784,082	1,419,059	1,535,260

Total revenue from contracts with customers	809,863	864,148	1,583,605	1,687,981

(i)	The amounts reported in Healthcare services revenue line item do not include revenue recognized for customers that are part of the Company’s insurance premium program.

B.	Disaggregation of revenue from contracts with customers
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	Reportable segments

In thousands of soles	Oncosalud Peru	Healthcare services	Total

For the three months ended June 30, 2025

Primary geographical markets

Peru	274,166	199,896	474,062

Colombia	-	346,223	346,223

Mexico	-	273,653	273,653

For the three months ended June 30, 2024

Primary geographical markets

Peru	257,589	182,916	440,505

Colombia	-	377,624	377,624

Mexico	-	302,355	302,355

	Reportable segments

In thousands of soles	Oncosalud Peru	Healthcare services	Total

For the six months ended June 30, 2025

Primary geographical markets

Peru	546,989	387,273	934,262

Colombia	-	685,016	685,016

Mexico	-	516,529	516,529

For the six months ended June 30, 2024

Primary geographical markets

Peru	502,430	356,775	859,205

Colombia	-	726,510	726,510

Mexico	-	610,798	610,798

(i)	The reportable segments correspond to each different location (see Note 17).

C.	Contract balances
As of June 30, 2025, and December 31, 2024, the following table provides information about receivables and contract liabilities from contracts with customers:

In thousands of soles	Note	2025	2024

Trade accounts receivable	4	1,018,239	962,457

Contract liabilities, which are included in “trade accounts payable”	10	(24,496)	(23,780)
The contract assets primarily relate to the Group’s rights to consideration for service completed but not billed at the reporting date. The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when the Group issues an invoice to the customer. There are no contract assets as of June 30, 2025 and December 31, 2024.
The contract liabilities primarily relate to the advance consideration received from patients for healthcare services, for which revenue is recognized over time. This will be recognized as revenue over the next 12 months.